UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment |_|; Amendment Number: _________________

         This Amendment (Check only one.): |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Angelo, Gordon & Co., L.P.
Address: 245 Park Avenue, 26th Floor
         New York, New York  10167

Form 13F File Number: 28-2616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael L. Gordon
Title:    Chief Operating Officer
Phone:    212-692-2000

Signature, Place, and Date of Signing:


/S/ MICHAEL L. GORDON       New York, New York              November 14, 2002
-----------------------     -------------------             -----------------
[Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                 --------
Form 13F Information Table Entry Total:                               121
                                                                 --------
Form 13F Information Table Value Total:                          $982,901
                                                                 --------
                                                               (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                           Angelo, Gordon & Co., L.P.
                           Form 13F Information Table
                        Quarter Ended September 30, 2002

FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
AES CORP                       SDCV 4.500% 8/1  00130HAN5   1,917    6,390,000  PRN        SOLE             6,390,000
AGL RES INC                    COM              001204106   5,973      270,400  SH         SOLE               270,400
ALDERWOODS GROUP INC           COM              014383103  24,473    3,765,054  SH         SOLE             3,765,054
ALLETE INC                     COM              018522102   5,344      247,400  SH         SOLE               247,400
AMERICA ONLINE INC DEL         NOTE 12/0        02364JAC8   7,548   14,800,000  PRN        SOLE            14,800,000
AMERICAN GREETINGS CORP        NOTE 7.000% 7/1  026375AJ4  12,231    8,250,000  PRN        SOLE             8,250,000
AMERICAN INTL GROUP INC        DBCV 11/0        026874AP2  15,719   25,000,000  PRN        SOLE            25,000,000
AMERIGAS PARTNERS L P          UNIT L P INT     030975106     790       34,100  SH         SOLE                34,100
AMERISOURCE HEALTH CORP        NOTE 5.000% 12/0 03071PAD4  23,477   15,171,000  PRN        SOLE            15,171,000
AMGEN INC                      NOTE 3/0         031162AE0  24,675   35,000,000  PRN        SOLE            35,000,000
APACHE CORP                    COM              037411105     892       15,000  SH         SOLE                15,000
AT & T CORP                    COM              001957109  10,992      915,200  SH         SOLE               915,200
BAXTER INTL INC                DBCV 1.250% 6/0  071813AR0  19,838   20,000,000  PRN        SOLE            20,000,000
CABOT OIL & GAS CORP           COM              127097103     488       22,700  SH         SOLE                22,700
CALPINE CORP                   COM              131347106     618      250,000  SH   CALL  SOLE               250,000
CANADIAN NAT RES LTD           COM              136385101     390       12,300  SH         SOLE                12,300
CASCADE NAT GAS CORP           COM              147339105     296       15,000  SH         SOLE                15,000
CENDANT CORP                   DBCV 5/0         151313AH6  19,375   20,000,000  PRN        SOLE            20,000,000

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
CHARTER COMMUNICATIONS INC D   NOTE 5.750% 10/1 16117MAB3  10,633   21,700,000  PRN        SOLE            21,700,000
CHIRON CORP                    NOTE 6/1         170040AE9  16,976   30,000,000  PRN        SOLE            30,000,000
CLEAR CHANNEL COMMUNICATIONS   NOTE 2.625% 4/0  184502AB8  17,685   18,000,000  PRN        SOLE            18,000,000
CONSOL ENERGY INC              COM              20854P109     932       73,600  SH         SOLE                73,600
CONSOLIDATED EDISON INC        COM              209115104  16,289      405,000  SH         SOLE               405,000
CONSTELLATION ENERGY GROUP I   COM              210371100   6,867      277,000  SH         SOLE               277,000
COUNTRYWIDE CR INDS INC DEL    NOTE 2/0         222372AE4  19,324   24,500,000  PRN        SOLE            24,500,000
DEVON ENERGY CORP NEW          COM              25179M103   2,374       49,200  SH         SOLE                49,200
DPL INC                        COM              233293109   1,428       86,800  SH         SOLE                86,800
DUKE ENERGY CORP               COM              264399106   6,139      314,000  SH         SOLE               314,000
EBAY INC                       COM              278642103   4,119       78,000  SH         SOLE                78,000
EDISON INTL                    COM              281020107   1,276      127,600  SH         SOLE               127,600
EL PASO CORP                   DBCV 2/2         28336LAC3   7,500   25,000,000  PRN        SOLE            25,000,000
ELAN FIN CORP LTD              NOTE 12/1        284129AC7   8,120   28,000,000  PRN        SOLE            28,000,000
ELAN PLC                       ADR              284131208     106       55,000  SH    PUT  SOLE                55,000
ENCANA CORP                    COM              292505104     302       10,000  SH         SOLE                10,000
ENERGEN CORP                   COM              29265N108   5,047      199,400  SH         SOLE               199,400
ENERGY EAST CORP               COM              29266M109  11,749      593,100  SH         SOLE               593,100
ENTERGY CORP NEW               COM              29364G103   1,123       27,000  SH         SOLE                27,000
EQUITABLE RES INC              COM              294549100   6,136      177,600  SH         SOLE               177,600
EVERGREEN RES INC              COM NO PAR       299900308   2,049       50,000  SH         SOLE                50,000
EXELON CORP                    COM              30161N101  19,105      402,200  SH         SOLE               402,200
FIRSTENERGY CORP               COM              337932107   7,323      245,000  SH         SOLE               245,000
FOREST OIL CORP                COM PAR $0.01    346091705     551       21,600  SH         SOLE                21,600

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
FOUR SEASONS HOTEL INC         NOTE 9/2         35100EAD6   5,593   19,000,000  PRN        SOLE            19,000,000
FUELCELL ENERGY INC            COM              35952H106     315       50,000  SH         SOLE                50,000
GENERAL DYNAMICS CORP          COM              369550108   3,253       40,000  SH   CALL  SOLE                40,000
GENESIS HEALTH VENTURE INC N   COM              37183F107  33,528    2,038,173  SH         SOLE             2,038,173
GREAT PLAINS ENERGY INC        COM              391164100   2,490      130,000  SH         SOLE               130,000
GUCCI GROUP N V                COM NY REG       401566104   9,707      115,000  SH         SOLE               115,000
HOLLYWOOD MEDIA CORP           COM              436233100      14       11,563  SH         SOLE                11,563
HOUSTON EXPL CO                COM              442120101     832       26,700  SH         SOLE                26,700
HUMAN GENOME SCIENCES INC      NOTE 3.750% 3/1  444903AH1   8,138   12,617,000  PRN        SOLE            12,617,000
INCO LTD                       NOTE 3/2         453258AM7   8,519   14,500,000  PRN        SOLE            14,500,000
INTEL CORP                     COM              458140100   1,389      100,000  SH         SOLE               100,000
ISHARES INC                    MSCI JAPAN       464286848   3,665      500,000  SH         SOLE               500,000
ISHARES TR                     RUSSELL 2000     464287655   7,155      100,000  SH   CALL  SOLE               100,000
ISHARES TR                     RUSSELL 2000     464287655  21,465      300,000  SH    PUT  SOLE               300,000
ISHARES TR                     S&P SMLCAP 600   464287804   2,049       22,000  SH         SOLE                22,000
JOHNSON & JOHNSON              COM              478160104   5,408      100,000  SH    PUT  SOLE               100,000
KANEB SERVICES LLC             COM              484173109     614       30,000  SH         SOLE                30,000
KERR MCGEE CORP                COM              492386107     869       20,000  SH         SOLE                20,000
KINDER MORGAN INC KANS         COM              49455P101   4,538      128,000  SH         SOLE               128,000
KOHLS CORP                     NOTE 6/1         500255AJ3   7,813   12,500,000  PRN        SOLE            12,500,000
KULICKE & SOFFA INDS INC       NOTE 4.750% 12/1 501242AE1   3,975   10,000,000  PRN        SOLE            10,000,000

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
KULICKE & SOFFA INDS INC       NOTE 5.250% 8/1  501242AJ0   4,200   10,000,000  PRN        SOLE            10,000,000
LAM RESEARCH CORP              NOTE 4.000% 6/0  512807AE8   1,540    2,000,000  PRN        SOLE             2,000,000
LATTICE SEMICONDUCTOR CORP     NOTE 4.750% 11/0 518415AC8  10,530   13,500,000  PRN        SOLE            13,500,000
LIBERTY MEDIA CORP             DEB 3.250% 3/1   530715AR2   9,188   10,000,000  PRN        SOLE            10,000,000
MASONITE INTL CORP             COM              575384102     756       50,100  SH         SOLE                50,100
MDU RES GROUP INC              COM              552690109   1,253       54,900  SH         SOLE                54,900
MEDTRONIC INC                  DBCV 1.250% 9/1  585055AB2  33,394   32,500,000  PRN        SOLE            32,500,000
MERRILL LYNCH & CO INC         FRNT 3/1         590188A73  32,681   35,000,000  PRN        SOLE            35,000,000
MICRON TECHNOLOGY INC          COM              595112103     680       55,000  SH         SOLE                55,000
MICROSTRATEGY INC              CL A NEW         594972408   1,523      187,560  SH         SOLE               187,560
MILLENIUM PHARMACEUTICALS I    COM              599902103     932      100,000  SH   CALL  SOLE               100,000
MITSUBISHI TOKYO FINL GROUP    SPONSORED ADR    606816106     881      120,000  SH         SOLE               120,000
NASDAQ 100 TR                  UNIT SER 1       631100104  41,440    2,000,000  SH   CALL  SOLE             2,000,000
NATIONAL FUEL GAS CO N J       COM              636180101     815       41,000  SH         SOLE                41,000
NEWFIELD EXPL CO               COM              651290108     672       20,000  SH         SOLE                20,000
NEXEN INC                      COM              65334H102     334       14,100  SH         SOLE                14,100
NOBLE ENERGY INC               COM              655044105   1,556       45,800  SH         SOLE                45,800
NSTAR                          COM              67019E107  18,798      475,300  SH         SOLE               475,300
OMNICOM GROUP INC              NOTE 7/3         681919AM8  30,240   32,000,000  PRN        SOLE            32,000,000
OSI PHARMACEUTICALS INC        COM              671040103   3,733      220,000  SH   CALL  SOLE               220,000
PANAMSAT CORP NEW              COM              697933109   5,205      300,000  SH         SOLE               300,000
PENNZOIL-QUAKER STATE COMPAN   COM              709323109   5,365      244,200  SH         SOLE               244,200

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
PEPCO HOLDINGS INC             COM              713291102   7,565      379,200  SH         SOLE               379,200
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712A206  11,398      165,000  SH         SOLE               165,000
PHARMACIA CORP                 COM              71713U102  32,504      836,000  SH         SOLE               836,000
PHOTRONICS INC                 NOTE 4.750% 12/1 719405AC6   2,429    3,350,000  PRN        SOLE             3,350,000
PINNACLE WEST CAP CORP         COM              723484101   9,880      355,900  SH         SOLE               355,900
PIONEER NAT RES CO             COM              723787107   1,875       77,300  SH         SOLE                77,300
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105   3,305      136,000  SH         SOLE               136,000
PPL CORP                       COM              69351T106  14,467      444,600  SH         SOLE               444,600
PROVIDIAN FINL CORP            NOTE 2/1         74406AAB8  39,906  147,800,000  PRN        SOLE           147,800,000
PROVIDIAN FINL CORP            NOTE 3.250% 8/1  74406AAA0  14,498   23,012,000  PRN        SOLE            23,012,000
PUBLIC SVC ENTERPRISE GROUP    COM              744573106  10,919      358,000  SH         SOLE               358,000
REPTRON ELECTRONICS INC        NOTE 6.750% 8/0  76026WAA7     958    4,050,000  PRN        SOLE             4,050,000
RF MICRODEVICES INC            NOTE 3.750% 8/1  749941AB6   1,530    2,000,000  PRN        SOLE             2,000,000
RITE AID CORP                  COM              767754104   1,349      642,501  SH         SOLE               642,501
SEMCO ENERGY INC               INCOME PRIDES    78412D307   5,828      816,300  SH         SOLE               816,300
SHAW GROUP INC                 NOTE 5/0         820280AC9  22,708   45,000,000  PRN        SOLE            45,000,000
SIERRA PAC RES NEW             COM              826428104     524       85,900  SH         SOLE                85,900
SOUTH JERSEY INDS INC          COM              838518108   5,853      179,200  SH         SOLE               179,200
SPINNAKER EXPL CO              COM              84855W109   1,722       60,000  SH         SOLE                60,000
SPX CORP                       NOTE 2/0         784635AD6  21,642   33,600,000  PRN        SOLE            33,600,000
STARBUCKS CORP                 COM              855244109   1,032       50,000  SH         SOLE                50,000
SUNCOR ENERGY INC              COM              867229106     352       20,800  SH         SOLE                20,800
TC PIPELINES LP                UT COM LTD PRT   87233Q108   4,082      152,500  SH         SOLE               152,500

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
TELEFONOS DE MEXICO S A        DBCV 4.250% 6/1  879403AD5  30,944   28,067,000  PRN        SOLE            28,067,000
TEPPCO PARTNERS LP             UT LTD PARTNER   872384102   2,137       73,200  SH         SOLE                73,200
TEXAS INSTRS INC               COM              882508104   1,698      114,990  SH         SOLE               114,990
TJX COS INC NEW                NOTE 2/1         872540AL3   3,813    5,000,000  PRN        SOLE             5,000,000
TRANSOCEAN INC                 ORD              G90078109   2,090      100,500  SH         SOLE               100,500
TRW INC                        COM              872649108  17,559      299,900  SH         SOLE               299,900
TXU CORP                       COM              873168108   7,800      187,000  SH         SOLE               187,000
UNISOURCE ENERGY CORP          COM              909205106   2,576      168,900  SH         SOLE               168,900
UNITIL CORP                    COM              913259107   2,628       96,800  SH         SOLE                96,800
WESTERN DIGITAL CORP           SDCV 2/1         958102AH8   1,948    4,500,000  PRN        SOLE             4,500,000
WHX CORP                       PFD CV SER A     929248201     636      144,600  SH         SOLE               144,600
WPS RESOURCES CORP             COM              92931B106   5,631      158,900  SH         SOLE               158,900
XCEL ENERGY INC                COM              98389B100   1,881      202,000  SH         SOLE               202,000
REPORT
SUMMARY: 121 DATA RECORDS                                 982,901            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED